Pay vs Performance Disclosure - USD ($)	2 Months Ended	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2022	May 16, 2022	Nov. 10, 2022	Dec. 31, 2022	Dec. 31, 2021	Jul. 17, 2023	Dec. 21, 2022	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

	For PEO and Interim PEO Taylor		For Interim PEO Chisholm
Year	Summary Compensation Table Total for Taylor (1) (2) (3)	Compensation Actually Paid to Taylor	Summary Compensation Table Total for Chisholm (4) (5)	Compensation Actually Paid to Chisholm	Average Summary Compensation Table Total for non-PEO NEOs (6)	Average Compensation Actually Paid to non-PEO NEOs	Value of initial fixed $100 investment based on TRS	Net Income (Loss) (in thousands)
2022	$949,997	$1,452,146	$429,129	$429,129	$569,665	$621,088	$120.89	$(569)
2021	1,749,279	2,259,464	—	—	478,742	377,955	110.44	(9,183)

Named Executive Officers, Footnote [Text Block]				Stephen C. Taylor served as President and Chief Executive Officer (“PEO”) during all of 2021 and for 137 days until May 17, 2022 and 50 days as Interim PEO from November 11, 2022. For 2022, Mr. Taylor’s $612,000 salary and $612,000 IBP award and $612,000 LTIP award included in non-equity incentive plan compensation presented in the accompanying Summary Compensation Table has been pro-rated based on the 187 days he served as PEO. Mr. Taylor served 178 days as an employee during 2022.During 2022, John W. Chisholm served 178 days as Interim PEO from May 17, 2022 until November 11, 2022. Pursuant to a Letter Agreement, dated June 9, 2022, the Company has agreed (i) to pay Mr. Chisholm a cash payment of $100,000 compensation in connection with the execution of the agreement, (ii) to pay cash compensation of $50,000 per month during the term of the agreement, but for not less than a minimum of twelve months, (iii) to reimburse legal fees Mr. Chisholm incurred in connection with the negotiation and review of the agreement, not to exceed $5,000, and (iv) grant Mr. Chisholm a stock option award of 175,000 shares of common stock (of which 25,000 shares at a grant price of $15.00 per share were immediately vested at a fair value of $11.46 per share) pursuant to the Company’s 1998 Stock Option Plan.During 2022 and 2021, the non-PEO NEO’s are Micah C. Foster, Vice President and Chief Financial Officer and James R. Hazlett, Chief Technical Officer.
PEO Total Compensation Amount				$ 569,665	$ 478,742
PEO Actually Paid Compensation Amount				$ 621,088	377,955
Adjustment To PEO Compensation, Footnote [Text Block]
The following supplementary tables presents the adjustments necessary to determine the compensation actually paid to the named PEO and Interim PEO’s and Non-PEO NEO’s:

Adjustments to Determine Compensation "Actually Paid" for PEO/Interim PEO Taylor	2022	2021
Total amount per Summary Compensation Table	$949,997	$1,749,279
Adjustments to determine compensation actually paid:	—	—
Deduct amount reported under Stock Awards column for Taylor	(313,545)	(722,160)
Deduct amount reported under Option Awards column for Taylor	—	—
Increase for Fair Value of Awards Granted during the year that remain unvested at year end	697,215	1,143,450
Increase/decrease for change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	103,144	105,580
Increase for Fair Value of Awards Granted during year that Vest during year	—	—
Increase (deduction) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	15,335	(16,684)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award.	—	—
Deduct Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Total adjustments	502,149	510,185
Compensation Actual Paid to PEO/Interim PEO Taylor	$1,452,146	$2,259,464

Adjustments to Determine Compensation "Actually Paid" for Interim PEO Chisholm	2022	2021
Total amount per Summary Compensation Table	$429,129	$—
Adjustments to determine compensation actually paid:
Deduct amount reported under Stock Awards column for Chisholm	—	—
Deduct amount reported under Option Awards column for Chisholm	(59,635)	—
Increase for Fair Value of Awards Granted during the year that remain unvested at year end	—	—
Increase/decrease for change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	—	—
Increase for Fair Value of Awards Granted during year that Vest during year	59,635	—
Increase (deduction) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	—	—
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award.	—	—
Deduct Fair Value of Awards Granted Prior to year that were Forfeited during year	—	—
Total adjustments	—	—
Compensation Actual Paid to Interim PEO Chisholm	$429,129	$—

Non-PEO NEO Average Total Compensation Amount				$ 569,665	478,742
Non-PEO NEO Average Compensation Actually Paid Amount				$ 621,088	377,955
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Adjustments to Determine Average Compensation "Actually Paid" for Non-PEO NEOs Hazlett and Foster	2022	2021
Total average amount per Summary Compensation Table for Hazlett and Foster	$569,665	$478,742
Adjustments to determine average compensation actually paid:	—	—
Deduct average amount reported under Stock Awards column for Hazlett and Foster	(144,908)	(190,163)
Deduct average amount reported under Option Awards column for Hazlett and Foster	—	—
Increase for Fair Value of Awards Granted during the year that remain unvested at year end	183,589	130,875
Increase/decrease for change in Fair Value from Prior Year-end to Current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	9,900	6,600
Increase for Fair Value of Awards Granted during year that Vest during year	—	—
Increase (deduction) for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	2,842	(700)
Increase based on Dividends or Other Earnings Paid during year prior to Vesting Date of Award.	—	—
Deduct Fair Value of Awards Granted Prior to year that were Forfeited during year	—	(47,400)
Total adjustments	51,423	(100,787)
Average Compensation Actual Paid to Non-PEO NEOs Hazlett and Foster	$621,088	$377,955

Total Shareholder Return Amount				$ 120.89	110.44
Net Income (Loss)				$ (569,000)	$ (9,183,000)
Additional 402(v) Disclosure [Text Block]	The Company has agreed that unless Mr. Taylor’s employment with the Company is terminated for Cause it will: (i) pay Mr. Taylor a salary of $51,000 per month, (ii) award Mr. Taylor $612,000 pursuant to the 2022 Annual Incentive Bonus Plan (“IBP”) of the Company as and when payments are generally made by the Company pursuant to such plan, and (iii) grant to Mr. Taylor an equity award (or cash in lieu of equity if there are not sufficient shares available) with a value of $612,000 pursuant to the 2022 LTIP of the Company as and when awards are generally made by the Company pursuant to such plan.In accordance with a Retirement Agreement, dated May 17, 2022, unless terminated by the Company for Cause prior to June 30, 2023: (i) all equity awards (and all cash awards in lieu of equity) to Mr. Taylor by the Company which have not previously vested will immediately vest, (ii) Mr. Taylor will be entitled to receive from the Company on July 17, 2023 a cash payment of $1,224,000, (iii) Mr. Taylor will be entitled to receive from the Company on July 17, 2023 a cash payment in the amount of $1,530,000 in lieu of participation in the 2023 Annual Incentive Bonus Plan of the Company, and (iv) a grant of shares of common stock of the Company on July 17, 2023 with a value of $100,000. On November 11, 2022, Mr. Chisholm’s employment agreement as Interim President and Chief Executive officer was terminated by the Company and, on December 21, 2022, Mr. Chisholm resigned from the Company’s Board of Directors pursuant to a Severance Agreement whereby stock option awards covering 150,000 shares of common stock of the previously granted stock option award of 175,000 shares were cancelled.
Shareholder Return (“TSR”) for the years ended December 31, 2022 and 2021 is as follows:

TSR - (P1-P0) + D		2022	2021
P1 - Ending NGS stock price - December 31,		$11.46	$10.47
P0 = Initial stock price - December 31, 2020		$9.48	$9.48
D = Dividends		$—	$—
	TSR =	1.98	0.99
TSR/P0	TSR %	20.89%	10.44%
TSR based on $100 investment		$120.89	$110.44

Stock Price	$ 11.46			$ 11.46	$ 10.47			$ 9.48
Dividends Paid	$ 0			$ 0	$ 0
Total Shareholder Return	$ 1.98			$ 1.98	$ 0.99
Total Shareholder Return Percentage	20.89%			20.89%	10.44%
Taylor [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 949,997	$ 1,749,279
PEO Actually Paid Compensation Amount				$ 1,452,146	$ 2,259,464
PEO Name					Stephen C. Taylor
PEO, Number Of Days Served	50 days	137 days		187 days
PEO, Annual Salary				$ 612,000
PEO Compensation, Bonus Plan				612,000
PEO Compensation, Share-Based Plan				$ 612,000
Number Of Days Served As Employee				178 days
PEO Compensation, Monthly Salary				$ 51,000
PEO Compensation, Retirement Agreement, Cash Payment						$ 1,224,000
PEO Compensation, Retirement Agreement, Cash Payment In Lieu Of Annual Incentive Bonus Plan Participation						1,530,000
PEO Compensation, Retirement Agreement, Value Of Share Grant						$ 100,000
Chisholm [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				429,129	$ 0
PEO Actually Paid Compensation Amount				$ 429,129	0
PEO Name				John W. Chisholm
PEO, Number Of Days Served			178 days
PEO Compensation, Monthly Salary				$ 50,000
PEO Compensation Agreement, Cash Payment				100,000
PEO Compensation Agreement, Reimbursement Of Legal Fees, Maximum				$ 5,000
PEO Compensation Agreement, Share-Based Payment Arrangement, Number Of Shares Granted				175,000
PEO Compensation Agreement, Share-Based Payment Arrangement, Number Of Shares Granted And Vested				25,000
PEO Compensation Agreement, Share-Based Payment Arrangement, Grant Price Per Share				$ 15.00
PEO Compensation Agreement, Share-Based Payment Arrangement, Shares Vested, Fair Value Per Share				$ 11.46
PEO Severance Agreement, Share-Based Payment Arrangement, Number Of Shares Cancelled							150,000
PEO [Member] | Taylor [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 502,149	510,185
PEO [Member] | Taylor [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(313,545)	(722,160)
PEO [Member] | Taylor [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Taylor [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				697,215	1,143,450
PEO [Member] | Taylor [Member] | Equity Awards Granted In Priory Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				103,144	105,580
PEO [Member] | Taylor [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Taylor [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				15,335	(16,684)
PEO [Member] | Taylor [Member] | Equity Awards, Value Of Dividends And Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Taylor [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Chisholm [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Chisholm [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Chisholm [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(59,635)	0
PEO [Member] | Chisholm [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Chisholm [Member] | Equity Awards Granted In Priory Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Chisholm [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				59,635	0
PEO [Member] | Chisholm [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Chisholm [Member] | Equity Awards, Value Of Dividends And Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
PEO [Member] | Chisholm [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				51,423	(100,787)
Non-PEO NEO [Member] | Stock Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(144,908)	(190,163)
Non-PEO NEO [Member] | Option Awards Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				183,589	130,875
Non-PEO NEO [Member] | Equity Awards Granted In Priory Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				9,900	6,600
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				2,842	(700)
Non-PEO NEO [Member] | Equity Awards, Value Of Dividends And Other Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ 0	$ (47,400)